John Hancock Corporate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
John Hancock Corporate Bond ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	7.83%	3.17%	9.31%	(16.31%)